Organization and Nature of Business (Details) - Schedule of subsidiaries company	12 Months Ended
Dec. 31, 2022
Jowell Tech [Member] | Name of Entity [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Jowell Tech
Jowell Tech [Member] | Date of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 24, 2019
Jowell Tech [Member] | Place of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong
Jowell Tech [Member] | % of Ownership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
% of Ownership	100.00%
Jowell Tech [Member] | Principal Activities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activities	Holding Company
Shanghai Jowell [Member] | Name of Entity [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Shanghai Jowell
Shanghai Jowell [Member] | Date of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 15, 2019
Shanghai Jowell [Member] | Place of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Shanghai, China
Shanghai Jowell [Member] | % of Ownership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
% of Ownership	100.00%
Shanghai Jowell [Member] | Principal Activities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activities	Holding Company
Shanghai Juhao and its subsidiaries [Member] | Name of Entity [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Shanghai Juhao and its subsidiaries
Shanghai Juhao and its subsidiaries [Member] | Date of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 31, 2012
Shanghai Juhao and its subsidiaries [Member] | Place of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Shanghai, China
Shanghai Juhao and its subsidiaries [Member] | Principal Activities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activities	Online Retail
Quanzhou Mingzhanda [Member] | Name of Entity [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Quanzhou Mingzhanda
Quanzhou Mingzhanda [Member] | Date of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 20, 2022
Quanzhou Mingzhanda [Member] | Place of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Quanzhou, China
Quanzhou Mingzhanda [Member] | Principal Activities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activities	Online Retail
Juhao Yuan [Member] | Name of Entity [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Juhao Yuan
Juhao Yuan [Member] | Date of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 20, 2022
Juhao Yuan [Member] | Place of Incorporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hangzhou, China
Juhao Yuan [Member] | Principal Activities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activities	Brand Management